Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (98.6%)
Australia (8.1%)
Goodman Group	8,869,760	107,844
Scentre Group	28,272,223	40,975
Dexus	5,948,087	36,107
Mirvac Group	21,447,837	31,917
Stockland	12,999,327	29,380
GPT Group	10,607,085	29,353
Lendlease Corp. Ltd.	3,605,573	29,290
Vicinity Centres	21,237,973	19,619
Charter Hall Group	2,531,851	18,875
Shopping Centres Australasia Property Group	5,813,450	8,947
Charter Hall Long Wale REIT	2,323,366	7,649
BWP Trust	2,718,544	7,453
National Storage REIT	5,401,882	6,934
Waypoint REIT	3,834,346	6,906
Cromwell Property Group	10,339,880	6,561
Charter Hall Retail REIT	2,648,600	6,014
Ingenia Communities Group	1,568,878	5,304
Abacus Property Group	1,986,656	3,811
Growthpoint Properties Australia Ltd.	1,591,801	3,645
Charter Hall Social Infrastructure REIT	1,647,980	2,859
Centuria Office REIT	2,058,519	2,743
Rural Funds Group	1,817,417	2,651
Arena REIT	1,633,316	2,620
GDI Property Group	2,760,947	2,109
Hotel Property Investments	855,859	1,748
^ APN Industria REIT	683,630	1,196
Cedar Woods Properties Ltd.	321,108	1,168
		423,678
Austria (0.5%)
* CA Immobilien Anlagen AG	396,698	12,434
* Immofinanz AG	587,093	9,684
* S Immo AG	287,099	5,023
		27,141
Belgium (1.5%)
Warehouses De Pauw CVA	701,618	22,580
Cofinimmo SA	133,143	19,004
Aedifica SA	146,667	16,900
Montea C.V.A	59,897	6,653
Befimmo SA	125,177	5,678
Retail Estates NV	59,189	3,783
Intervest Offices & Warehouses NV	121,402	3,127
		77,725
Brazil (0.6%)
BR Malls Participacoes SA	4,795,516	9,101

	Multiplan Empreendimentos Imobiliarios SA	1,489,848	6,037
*	Aliansce Sonae Shopping Centers SA	756,716	4,024
	Iguatemi Empresa de Shopping Centers SA	477,286	3,070
	JHSF Participacoes SA	1,373,700	2,428
	BR Properties SA	1,125,675	2,000
	LOG Commercial Properties e Participacoes SA	239,678	1,691
	Jereissati Participacoes SA	166,300	796
			29,147
Canada (2.3%)
^	Canadian Apartment Properties REIT	452,605	16,412
^	Allied Properties REIT	327,106	9,795
^	RioCan REIT	849,841	9,492
	Granite REIT	153,225	8,911
^	Choice Properties REIT	824,454	7,805
^	First Capital REIT	579,908	5,879
^	SmartCentres REIT	384,990	5,829
	H&R REIT	770,718	5,783
	Tricon Residential Inc.	774,687	5,552
^	NorthWest Healthcare Properties REIT	466,327	3,917
^	InterRent REIT	352,136	3,591
	Killam Apartment REIT	264,859	3,441
^	Summit Industrial Income REIT	374,394	3,368
^	Dream Industrial REIT	402,114	3,302
^	WPT Industrial REIT	221,771	2,994
^	Cominar REIT	496,310	2,957
^	CT REIT	273,145	2,847
^	Boardwalk REIT	121,920	2,788
^	Crombie REIT	246,988	2,406
^	Dream Office REIT	149,109	2,192
^	Artis REIT	364,316	2,140
*	DREAM Unlimited Corp. Class A	157,321	2,104
	Minto Apartment REIT	95,129	1,324
^	Morguard North American Residential REIT	103,167	1,201
^	True North Commercial REIT	211,977	935
^	Slate Retail REIT	110,336	750
^	Slate Office REIT	178,252	491
			118,206
Chile (0.3%)
	Parque Arauco SA	3,680,461	6,296
	Cencosud Shopping SA	2,622,806	4,867
	Plaza SA	1,553,280	2,762
			13,925
China (14.5%)
	China Resources Land Ltd.	15,116,446	63,004
	Sunac China Holdings Ltd.	13,157,278	62,040
	China Overseas Land & Investment Ltd.	20,252,710	61,713
	Country Garden Holdings Co. Ltd.	40,360,163	51,831
^	China Evergrande Group	16,569,921	46,548
1	Longfor Group Holdings Ltd.	7,822,708	38,660
	Shimao Group Holdings Ltd.	6,745,664	28,624
	China Vanke Co. Ltd. Class H	8,479,083	26,730
	China Jinmao Holdings Group Ltd.	29,807,054	20,296
	CIFI Holdings Group Co. Ltd.	20,250,000	18,203
	China Vanke Co. Ltd. Class A	4,339,242	16,676
*,1	ESR Cayman Ltd.	6,607,600	16,294
	Wharf Holdings Ltd.	8,325,652	14,145

	Logan Group Co. Ltd.	6,921,984	11,996
	Poly Developments and Holdings Group Co. Ltd. Class A	5,239,693	11,694
	KWG Group Holdings Ltd.	6,374,658	11,370
	Agile Group Holdings Ltd.	7,857,409	9,970
*	Seazen Group Ltd.	9,762,000	9,258
	China Aoyuan Group Ltd.	7,085,000	8,935
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,480,107	8,501
	Greentown China Holdings Ltd.	7,116,814	8,296
	Guangzhou R&F Properties Co. Ltd. Class H	7,033,013	8,117
	Zhenro Properties Group Ltd.	11,372,000	7,236
	Times China Holdings Ltd.	4,037,000	7,153
	Gemdale Properties & Investment Corp. Ltd.	38,278,000	6,775
	Yuexiu Property Co. Ltd.	34,041,094	6,241
	China Overseas Grand Oceans Group Ltd.	9,010,079	5,449
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,415,614	5,387
	China SCE Group Holdings Ltd.	11,464,766	5,285
	Kaisa Group Holdings Ltd.	11,688,000	5,194
	Seazen Holdings Co. Ltd.	1,012,182	4,931
	Hopson Development Holdings Ltd.	3,692,710	4,841
	Powerlong Real Estate Holdings Ltd.	7,915,139	4,837
	Shenzhen Investment Ltd.	14,544,201	4,563
	Yuzhou Group Holdings Co. Ltd.	9,724,470	4,369
	China Fortune Land Development Co. Ltd. Class A	1,748,532	4,348
	Sino-Ocean Group Holding Ltd.	17,135,329	4,134
*,1	China Logistics Property Holdings Co. Ltd.	8,669,000	4,092
	Gemdale Corp. Class A	2,001,940	4,010
*	China Dili Group	15,115,948	3,900
*	SOHO China Ltd.	10,251,045	3,811
	Yuexiu REIT	8,172,516	3,662
1	Midea Real Estate Holding Ltd.	1,380,016	3,531
	Poly Property Group Co. Ltd.	10,643,048	3,352
	Jiayuan International Group Ltd.	6,768,000	3,188
	Ronshine China Holdings Ltd.	3,320,000	2,963
	Jinke Properties Group Co. Ltd. Class A	2,370,605	2,954
	Shui On Land Ltd.	19,239,038	2,856
1	Red Star Macalline Group Corp. Ltd. Class H	4,029,236	2,761
	China South City Holdings Ltd.	25,042,111	2,554
	Zhongliang Holdings Group Co. Ltd.	3,346,500	2,380
	RiseSun Real Estate Development Co. Ltd. Class A	1,927,275	2,271
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,661,264	2,251
^,1	Redco Properties Group Ltd.	4,892,000	2,222
	Skyfame Realty Holdings Ltd.	16,477,012	2,211
	C&D International Investment Group Ltd.	1,321,000	2,078
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	687,090	1,983
	LVGEM China Real Estate Investment Co. Ltd.	6,250,000	1,968
	Xinhu Zhongbao Co. Ltd. Class A	3,822,281	1,867
	Central China Real Estate Ltd.	3,737,000	1,843
	Yango Group Co. Ltd. Class A	1,793,111	1,780
	Redsun Properties Group Ltd.	4,972,000	1,769
	Shanghai Lingang Holdings Corp. Ltd. Class A	523,766	1,737
*	Sinic Holdings Group Co. Ltd.	3,304,000	1,732
*	Gree Real Estate Co. Ltd. Class A	895,411	1,703
	Road King Infrastructure Ltd.	1,225,000	1,648
*	Zhuguang Holdings Group Co. Ltd.	10,712,000	1,589
	Joy City Property Ltd.	19,959,500	1,546
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,520,621	1,545
	Dexin China Holdings Co. Ltd.	4,049,000	1,520

	Beijing Capital Land Ltd. Class H	7,342,551	1,422
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	787,490	1,417
	Fantasia Holdings Group Co. Ltd.	6,826,443	1,410
	Financial Street Holdings Co. Ltd. Class A	1,417,060	1,401
	Greenland Hong Kong Holdings Ltd.	4,311,000	1,393
*	China Merchants Commercial REIT	3,974,000	1,344
*	Huijing Holdings Co. Ltd.	4,286,000	1,344
^,*	Xinji Shaxi Group Co. Ltd.	3,816,000	1,320
*	Shanghai Wanye Enterprises Co. Ltd. Class A	431,400	1,277
	China Enterprise Co. Ltd. Class A	1,984,068	1,211
	China Merchants Land Ltd.	7,048,000	1,174
	Grandjoy Holdings Group Co. Ltd. Class A	1,438,220	1,130
*,§	Yida China Holdings Ltd.	4,376,000	1,129
	Beijing Capital Development Co. Ltd. Class A	1,141,712	1,104
	Shanghai Industrial Urban Development Group Ltd.	9,766,799	1,072
	Shanghai Shimao Co. Ltd. Class A	1,671,368	1,044
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,465,450	1,039
*,§	Mingfa Group International Co. Ltd.	4,231,908	1,032
	China Electronics Optics Valley Union Holding Co. Ltd.	16,116,000	1,020
	Sichuan Languang Development Co. Ltd. Class A	1,316,416	1,008
	Huafa Industrial Co. Ltd. Zhuhai Class A	936,800	952
*	Tahoe Group Co. Ltd. Class A	1,093,279	930
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,375,011	927
	Beijing North Star Co. Ltd. Class H	4,278,000	922
	Red Star Macalline Group Corp. Ltd. Class A	640,329	902
	Shanghai Lingang Holdings Corp. Ltd. Class B	653,122	871
*	JY Grandmark Holdings Ltd.	2,231,000	856
	Greattown Holdings Ltd. Class A	1,001,600	848
	Cinda Real Estate Co. Ltd. Class A	1,084,783	746
	DaFa Properties Group Ltd.	1,200,970	744
	Tianjin Guangyu Development Co. Ltd. Class A	606,804	721
	Shenzhen Zhenye Group Co. Ltd. Class A	593,000	704
	Jingrui Holdings Ltd.	2,631,000	695
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	316,152	689
	Suning Universal Co. Ltd. Class A	1,347,789	664
*,1	Sunshine 100 China Holdings Ltd.	3,753,000	651
	Shanghai Industrial Development Co. Ltd. Class A	816,000	638
*	Guorui Properties Ltd.	4,111,000	611
^,1	China Vast Industrial Urban Development Co. Ltd.	1,454,000	591
*	Myhome Real Estate Development Group Co. Ltd. Class A	1,073,273	540
	China World Trade Center Co. Ltd. Class A	277,972	528
*	Macrolink Culturaltainment Development Co. Ltd. Class A	836,192	503
	Chongqing Dima Industry Co. Ltd. Class A	1,085,353	456
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,494,000	451
	Beijing North Star Co. Ltd. Class A	1,082,919	431
	Bright Real Estate Group Co. Ltd. Class A	981,800	418
	Everbright Jiabao Co. Ltd. Class A	647,400	389
	Xinyuan Real Estate Co. Ltd. ADR	178,211	378
*	Sansheng Holdings Group Co. Ltd.	390,000	365
*	Guangdong Shirongzhaoye Co. Ltd. Class A	302,434	316
	Rongan Property Co. Ltd. Class A	686,900	256
*	EverChina International Holdings Co. Ltd.	3,234,331	76
			758,981
Egypt (0.1%)
	Talaat Moustafa Group	5,536,919	2,030
	Six of October Development & Investment	1,452,595	1,060
	Medinet Nasr Housing	4,518,790	828

	Heliopolis Housing	2,050,782	764
*	Palm Hills Developments SAE	7,762,587	678
*	Emaar Misr for Development SAE	3,234,421	458
			5,818
Finland (0.0%)
^	Citycon Oyj	352,432	2,561

France (2.6%)
^	Unibail-Rodamco-Westfield	749,688	39,325
	Gecina SA	298,346	38,702
	Klepierre SA	1,121,948	19,431
	Covivio	262,898	18,894
	Icade	152,334	10,025
	Nexity SA	248,654	8,468
	Altarea SCA	19,130	2,625
	Mercialys SA	133,440	1,006
			138,476
Germany (8.5%)
	Vonovia SE	2,955,369	191,023
	Deutsche Wohnen SE	1,958,669	95,302
*	LEG Immobilien AG	373,474	52,076
*	Aroundtown SA	6,505,067	39,171
	TAG Immobilien AG	792,247	20,832
	Grand City Properties SA	551,819	13,137
*	alstria office REIT-AG	859,664	12,860
*,1	ADO Properties SA	337,832	9,514
*	Deutsche EuroShop AG	276,343	4,096
*	Hamborner REIT AG	379,581	3,920
	DIC Asset AG	234,735	3,037
			444,968
Greece (0.0%)
*	LAMDA Development SA	344,252	2,312

Hong Kong (8.8%)
	Sun Hung Kai Properties Ltd.	8,044,441	97,835
	Link REIT	11,209,689	86,977
	CK Asset Holdings Ltd.	13,863,375	76,979
	Henderson Land Development Co. Ltd.	8,933,936	33,436
	Wharf Real Estate Investment Co. Ltd.	9,441,652	33,394
	Hang Lung Properties Ltd.	10,243,932	25,132
	Hongkong Land Holdings Ltd.	6,333,412	24,125
	Sino Land Co. Ltd.	16,816,022	20,376
	Swire Properties Ltd.	5,713,800	13,204
	Hang Lung Group Ltd.	4,663,103	11,285
	Hysan Development Co. Ltd.	3,339,655	9,226
	Kerry Properties Ltd.	3,242,332	7,715
	Champion REIT	10,950,512	5,810
	K Wah International Holdings Ltd.	8,377,338	3,536
	Sunlight REIT	5,655,400	2,643
	Prosperity REIT	6,958,649	2,092
	Chinese Estates Holdings Ltd.	2,732,452	1,806
	Far East Consortium International Ltd.	5,647,000	1,676
	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	4,227,500	519
			457,766
India (0.4%)
	DLF Ltd.	3,396,977	6,379

*	Godrej Properties Ltd.	415,199	5,132
	Oberoi Realty Ltd.	627,908	2,921
	Phoenix Mills Ltd.	310,901	2,563
	Prestige Estates Projects Ltd.	692,511	1,815
*	Indiabulls Real Estate Ltd.	1,397,965	936
	Brigade Enterprises Ltd.	493,453	925
	Sobha Ltd.	251,252	735
	NESCO Ltd.	122,601	716
	Sunteck Realty Ltd.	264,919	662
*	Mahindra Lifespace Developers Ltd.	135,357	380
	Omaxe Ltd.	236,799	265
			23,429
Indonesia (0.3%)
*	Ciputra Development Tbk PT	53,609,291	2,414
*	Bumi Serpong Damai Tbk PT	50,747,927	2,410
*	Pakuwon Jati Tbk PT	81,028,828	2,360
*	Summarecon Agung Tbk PT	42,086,600	1,739
*,§	Hanson International Tbk PT	444,252,900	1,521
*	Lippo Karawaci Tbk PT	153,877,549	1,452
	Puradelta Lestari Tbk PT	46,582,000	704
*	Alam Sutera Realty Tbk PT	60,227,897	508
*	Sentul City Tbk PT	110,291,500	378
*	Lippo Cikarang Tbk PT	6,688,200	375
	PP Properti Tbk PT	69,308,807	237
*	Modernland Realty Tbk PT	47,040,800	167
*,§	Armidian Karyatama Tbk PT	34,315,100	118
*	Maha Properti Indonesia Tbk PT	119,839	7
			14,390
Ireland (0.2%)
	Hibernia REIT plc	3,716,245	4,985
	Irish Residential Properties REIT plc	2,382,828	4,066
			9,051
Israel (0.8%)
	Azrieli Group Ltd.	197,379	9,600
	Alony Hetz Properties & Investments Ltd.	716,144	7,812
*	Airport City Ltd.	398,139	4,601
	Amot Investments Ltd.	910,782	4,436
	Melisron Ltd.	115,635	4,415
	Reit 1 Ltd.	982,421	3,893
	Big Shopping Centers Ltd.	33,749	2,419
	Gazit-Globe Ltd.	450,786	1,876
	Sella Capital Real Estate Ltd.	1,032,028	1,685
	Property & Building Corp. Ltd.	11,356	875
			41,612
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SPA	281,945	1,058

Japan (21.4%)
	Mitsubishi Estate Co. Ltd.	7,582,645	108,927
	Mitsui Fudosan Co. Ltd.	5,338,557	83,463
	Daiwa House Industry Co. Ltd.	3,629,974	80,104
	Sumitomo Realty & Development Co. Ltd.	2,593,367	66,136
	Nippon Prologis REIT Inc.	13,443	46,405
	Nippon Building Fund Inc.	7,704	43,072
	Japan Real Estate Investment Corp.	7,552	38,533
	GLP J-REIT	20,880	34,826

Nomura Real Estate Master Fund Inc.	25,708	31,882
Daito Trust Construction Co. Ltd.	374,325	29,355
Daiwa House REIT Investment Corp.	10,774	28,014
^ Advance Residence Investment Corp.	7,545	24,501
Hulic Co. Ltd.	2,717,948	23,363
Orix J-REIT Inc.	15,054	19,421
^ Industrial & Infrastructure Fund Investment Corp.	10,206	19,195
Japan Retail Fund Investment Corp.	14,292	17,185
Nippon Accommodations Fund Inc.	2,634	16,997
United Urban Investment Corp.	17,026	16,557
^ Japan Logistics Fund Inc.	4,905	14,749
Sekisui House Reit Inc.	22,259	14,560
Japan Prime Realty Investment Corp.	5,232	13,750
LaSalle Logiport REIT	7,394	13,463
Kenedix Office Investment Corp.	2,327	12,663
Tokyu Fudosan Holdings Corp.	3,305,944	12,634
Activia Properties Inc.	3,826	12,591
Tokyo Tatemono Co. Ltd.	1,134,583	12,126
Mitsui Fudosan Logistics Park Inc.	2,144	11,702
Mori Hills REIT Investment Corp.	8,725	11,314
Daiwa Securities Living Investments Corp.	11,164	11,289
Nomura Real Estate Holdings Inc.	662,829	10,958
^ Comforia Residential REIT Inc.	3,319	10,396
^ Kenedix Residential Next Investment Corp.	5,157	9,407
Japan Hotel REIT Investment Corp.	24,484	8,881
Daiwa Office Investment Corp.	1,649	8,645
Premier Investment Corp.	7,141	8,027
AEON REIT Investment Corp.	8,124	8,012
Mitsubishi Estate Logistics REIT Investment Corp.	1,661	7,574
Invincible Investment Corp.	33,083	7,555
Hulic Reit Inc.	6,406	7,537
Frontier Real Estate Investment Corp.	2,674	7,453
NIPPON REIT Investment Corp.	2,442	7,383
Japan Excellent Inc.	6,981	7,376
Aeon Mall Co. Ltd.	559,283	6,663
MCUBS MidCity Investment Corp.	9,787	6,377
^ Tokyu REIT Inc.	5,037	6,293
Katitas Co. Ltd.	268,892	6,151
Mori Trust Sogo REIT Inc.	5,226	6,100
Invesco Office J-REIT Inc.	48,280	5,696
Ichigo Office REIT Investment Corp.	8,309	5,422
Kenedix Retail REIT Corp.	2,947	5,119
Heiwa Real Estate REIT Inc.	4,849	5,025
Global One Real Estate Investment Corp.	5,275	4,766
Hoshino Resorts REIT Inc.	1,206	4,672
Fukuoka REIT Corp.	3,987	4,627
Heiwa Real Estate Co. Ltd.	182,732	4,460
Kenedix Inc.	933,300	4,245
Hankyu Hanshin REIT Inc.	3,837	4,131
SOSiLA Logistics REIT Inc.	2,631	3,762
^ Itochu Advance Logistics Investment Corp.	2,435	3,735
^ Star Asia Investment Corp.	9,149	3,664
Starts Corp. Inc.	180,200	3,289
One REIT Inc.	1,305	2,983
Mirai Corp.	9,237	2,883
Daibiru Corp.	312,857	2,874
Keihanshin Building Co. Ltd.	234,600	2,873

	Ichigo Inc.	1,210,000	2,837
^	Samty Residential Investment Corp.	2,959	2,625
^	CRE Logistics REIT Inc.	1,616	2,590
	Starts Proceed Investment Corp.	1,245	2,394
^,*	Leopalace21 Corp.	1,374,750	2,024
^	Takara Leben Real Estate Investment Corp.	2,381	1,834
^	Health Care & Medical Investment Corp.	1,667	1,828
	Tosei REIT Investment Corp.	1,816	1,754
	SAMTY Co. Ltd.	154,400	1,678
	TOC Co. Ltd.	278,429	1,665
	Sankei Real Estate Inc.	1,924	1,625
	Mori Trust Hotel REIT Inc.	1,800	1,476
^	ESCON Japan REIT Investment Corp.	1,529	1,402
	Takara Leben Co. Ltd.	442,652	1,400
	Tosei Corp.	160,500	1,243
	Sun Frontier Fudousan Co. Ltd.	151,800	1,176
	Goldcrest Co. Ltd.	89,840	1,111
^	Shinoken Group Co. Ltd.	140,200	1,016
	XYMAX REIT Investment Corp.	1,144	897
^	Nippon Commercial Development Co. Ltd.	61,700	830
	Japan Property Management Center Co. Ltd.	72,300	821
^	Ichigo Hotel REIT Investment Corp.	1,392	732
^	Star Mica Holdings Co. Ltd.	63,600	702
^	Ooedo Onsen REIT Investment Corp.	1,294	653
	Marimo Regional Revitalization REIT Inc.	716	614
	Dear Life Co. Ltd.	133,900	604
			1,121,322
Kuwait (0.0%)
*	Kuwait Real Estate Co. KSC	4,251,926	1,125
*	National Real Estate Co. KPSC	4,437,051	1,061
			2,186
Malaysia (0.6%)
	KLCCP Stapled Group	2,474,370	4,544
	IGB REIT	9,703,300	4,209
	Sunway REIT	8,392,334	3,046
	Axis REIT	5,107,000	2,466
	IOI Properties Group Bhd.	10,588,100	2,313
	Sime Darby Property Bhd.	15,633,100	2,305
	Pavilion REIT	4,489,500	1,598
*	YNH Property Bhd.	2,152,400	1,393
	SP Setia Bhd Group	7,141,100	1,305
	Matrix Concepts Holdings Bhd.	3,150,128	1,257
	Mah Sing Group Bhd.	7,899,025	1,219
	UOA Development Bhd.	3,056,300	1,111
	Capitaland Malaysia Mall Trust	5,174,000	842
*	UEM Sunrise Bhd.	6,492,365	654
*	Eco World Development Group Bhd.	6,015,000	621
*	Iskandar Waterfront City Bhd.	2,687,200	388
	Eastern & Oriental Bhd.	3,902,997	372
	LBS Bina Group Bhd.	4,151,353	352
*	Sunway Bhd. Warrants Exp. 12/31/2024	1,260,691	70
*	Eco World Development Group Bhd Warrants Exp. 03/26/2022	450,320	14
			30,079
Mexico (0.7%)
	Fibra Uno Administracion SA de CV	16,201,785	13,068
	PLA Administradora Industrial S de RL de CV	4,304,700	5,335

	Prologis Property Mexico SA de CV	2,535,123	4,964
1	Macquarie Mexico Real Estate Management SA de CV	4,198,180	4,835
	Concentradora Fibra Danhos SA de CV	4,865,492	4,679
	Corp Inmobiliaria Vesta SAB de CV	3,069,717	4,585
1	Concentradora Fibra Hotelera Mexicana SA de CV	3,824,252	747
			38,213
Netherlands (0.2%)
	Nsi NV	90,691	3,229
	Eurocommercial Properties NV	227,686	2,815
^	Vastned Retail NV	106,591	2,696
^	Wereldhave NV	217,116	1,879
			10,619
New Zealand (0.6%)
	Goodman Property Trust	6,076,012	8,990
	Precinct Properties New Zealand Ltd.	5,843,844	6,664
	Kiwi Property Group Ltd.	8,597,774	6,130
	Argosy Property Ltd.	4,601,753	3,875
	Vital Healthcare Property Trust	1,826,237	3,176
			28,835
Norway (0.2%)
1	Entra ASA	777,602	10,977
	Selvaag Bolig ASA	242,890	1,353
			12,330
Other (0.2%)2
	Vanguard Real Estate ETF	96,814	7,880

Philippines (1.4%)
	SM Prime Holdings Inc.	61,440,007	37,674
	Ayala Land Inc.	32,175,860	21,821
*	Megaworld Corp.	68,577,100	4,196
	Robinsons Land Corp.	11,064,172	3,476
*	DoubleDragon Properties Corp.	3,825,560	1,246
	Vista Land & Lifescapes Inc.	17,060,178	1,084
	Filinvest Land Inc.	52,744,000	935
	DM Wenceslao and Associates Inc.	3,833,000	468
*,§	Altus Property Ventures Inc.	227,449	66
			70,966
Poland (0.0%)
^	Develia SA	2,519,425	1,296
	Epp NV	2,334,859	1,246
			2,542
Qatar (0.2%)
	Barwa Real Estate Co.	10,472,536	9,081
	United Development Co. QSC	9,682,910	3,063
*	Mazaya Qatar Real Estate Development QSC	3,106,095	746
			12,890
Russia (0.1%)
	LSR Group PJSC GDR	996,260	1,870
	Etalon Group plc GDR	1,048,392	1,524
			3,394
Saudi Arabia (0.4%)
*	Dar Al Arkan Real Estate Development Co.	2,954,845	5,711
*	Emaar Economic City	2,290,715	4,340
	Arabian Centres Co. Ltd.	663,301	4,230

* Saudi Real Estate Co.	470,152	1,670
Jadwa REIT Saudi Fund	496,064	1,601
Al Rajhi REIT	616,648	1,455
Riyad REIT Fund	568,611	1,217
Derayah REIT	467,749	1,208
Alandalus Property Co.	191,305	806
Musharaka Real Estate Income Fund	247,354	527
		22,765
Singapore (6.6%)
Ascendas REIT	16,258,281	42,084
CapitaLand Ltd.	13,672,238	27,594
Mapletree Logistics Trust	16,268,896	25,342
CapitaLand Mall Trust	15,411,234	21,300
City Developments Ltd.	3,347,290	20,046
Mapletree Industrial Trust	8,369,139	20,009
CapitaLand Commercial Trust	15,487,787	18,263
Mapletree Commercial Trust	11,658,241	15,698
Keppel DC REIT	6,675,964	14,509
UOL Group Ltd.	2,927,678	14,181
Frasers Logistics & Commercial Trust	13,171,352	13,039
Suntec REIT	12,611,127	12,374
Keppel REIT	10,438,015	8,400
Mapletree North Asia Commercial Trust	11,281,766	7,079
Frasers Centrepoint Trust	3,940,133	6,882
Fortune REIT	7,748,861	6,752
Ascott Residence Trust	10,075,522	6,614
Manulife US REIT	7,998,310	6,186
Parkway Life REIT	2,133,155	5,536
Ascendas India Trust	4,774,800	4,888
OUE Commercial REIT	14,002,167	3,911
CapitaLand Retail China Trust	4,212,258	3,793
Yanlord Land Group Ltd.	3,659,204	3,262
Esr-REIT	11,146,090	3,186
CDL Hospitality Trusts	4,402,506	3,136
Sph REIT	4,588,200	2,761
Wing Tai Holdings Ltd.	2,066,700	2,574
Starhill Global REIT	7,531,068	2,561
ARA LOGOS Logistics Trust	5,267,042	2,539
Aims Apac REIT	2,503,476	2,202
Prime US REIT	2,441,500	1,900
Lendlease Global Commercial REIT	3,749,500	1,714
Far East Hospitality Trust	4,506,392	1,617
Sasseur REIT	2,685,600	1,517
Soilbuild Business Space REIT	4,385,448	1,301
OUE Ltd.	1,543,000	1,281
Sabana Shari'ah Compliant Industrial REIT	4,529,572	1,255
Frasers Hospitality Trust	3,933,500	1,237
First REIT	3,000,954	1,216
Elite Commercial REIT	1,343,200	1,180
ARA US Hospitality Trust	2,878,200	1,090
Lippo Malls Indonesia Retail Trust	10,004,806	857
Chip Eng Seng Corp. Ltd.	2,537,275	825
Oxley Holdings Ltd.	3,928,500	618
* Ying Li International Real Estate Ltd.	5,900,300	379
§ Eagle Hospitality Trust	2,602,300	357
		345,045

South Africa (1.0%)
	NEPI Rockcastle plc	2,589,245	13,420
	Growthpoint Properties Ltd.	16,370,476	12,753
	Redefine Properties Ltd.	30,112,170	5,658
	Fortress REIT Ltd. Class A	6,558,261	4,719
	Resilient REIT Ltd.	1,553,459	3,983
	Equites Property Fund Ltd.	3,326,865	3,224
	Stor-Age Property REIT Ltd.	2,294,964	1,666
	Vukile Property Fund Ltd.	4,783,143	1,640
	Hyprop Investments Ltd.	1,373,256	1,597
	SA Corporate Real Estate Ltd.	14,187,814	1,038
	Attacq Ltd.	4,052,860	980
	Emira Property Fund Ltd.	2,296,191	863
	Fortress REIT Ltd. Class B	4,333,132	625
	Arrowhead Properties Ltd. Class B	5,160,975	446
			52,612
South Korea (0.1%)
*	LOTTE REIT Co. Ltd.	471,676	2,054
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	508,326	1,707
	SK D&D Co. Ltd.	45,330	1,275
^	Shinhan Alpha REIT Co. Ltd.	205,495	1,124
	Dongwon Development Co. Ltd.	214,562	651
			6,811
Spain (0.7%)
	Merlin Properties Socimi SA	1,988,131	16,449
	Inmobiliaria Colonial Socimi SA	1,323,166	11,342
*,1	Aedas Homes SA	124,719	2,634
	Lar Espana Real Estate Socimi SA	333,051	1,748
*,1	Metrovacesa SA	247,026	1,705
^,*	Quabit Inmobiliaria SA	676,854	289
			34,167
Sweden (3.0%)
	Castellum AB	1,398,529	30,078
*	Fastighets AB Balder Class B	524,401	21,717
	Fabege AB	1,490,067	19,110
	Wallenstam AB	1,142,414	14,298
	Wihlborgs Fastigheter AB	731,936	12,335
^	Samhallsbyggnadsbolaget i Norden AB (Ordinary Shares)	4,396,722	11,987
	Hufvudstaden AB Class A	631,132	8,196
	Kungsleden AB	977,969	7,910
*	Nyfosa AB	928,264	6,948
	Catena AB	124,132	5,124
	Klovern AB	2,926,316	4,705
	Atrium Ljungberg AB	270,975	4,192
	Dios Fastigheter AB	470,955	3,192
^,*	Akelius Residential Property AB	1,145,154	2,208
	Samhallsbyggnadsbolaget i Norden AB	580,449	1,874
	Sagax AB	495,442	1,706
^,*	K-fast Holding AB	39,321	1,315
			156,895
Switzerland (1.8%)
	Swiss Prime Site AG	412,085	37,608
	PSP Swiss Property AG	224,019	24,886
	Allreal Holding AG	76,974	15,314
	Mobimo Holding AG	35,826	10,036

	Intershop Holding AG	6,986	4,273
			92,117
Taiwan (0.8%)
	Highwealth Construction Corp.	4,868,544	7,112
	Ruentex Development Co. Ltd.	3,637,324	6,305
	Huaku Development Co. Ltd.	1,307,854	3,794
	Chong Hong Construction Co. Ltd.	1,196,297	3,656
	Kindom Development Co. Ltd.	1,964,000	2,375
	Prince Housing & Development Corp.	6,701,478	2,238
	Kuoyang Construction Co. Ltd.	2,284,887	2,187
	Farglory Land Development Co. Ltd.	1,305,631	1,895
	Cathay Real Estate Development Co. Ltd.	2,668,100	1,698
	Hung Sheng Construction Ltd.	2,403,400	1,411
	Radium Life Tech Co. Ltd.	3,442,125	1,145
	ZongTai Real Estate Development Co. Ltd.	921,516	1,145
*	Hong Pu Real Estate Development Co. Ltd.	1,265,194	1,026
	Chung Lien Transportation Co. Ltd.	481,000	984
	Huang Hsiang Construction Corp.	731,000	936
*	Taiwan Land Development Corp.	3,870,450	919
*	King's Town Construction Co. Ltd.	745,000	898
	KEE TAI Properties Co. Ltd.	2,305,869	779
*	Shining Building Business Co. Ltd.	2,370,869	764
	Sweeten Real Estate Development Co. Ltd.	907,000	682
*	San Far Property Ltd.	926,000	559
	Hung Ching Development & Construction Co. Ltd.	764,000	539
			43,047
Thailand (1.2%)
	Central Pattana PCL	7,285,600	11,315
	CPN Retail Growth Leasehold REIT	9,368,735	7,368
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	9,465,330	5,315
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	9,923,800	4,681
^	Land & Houses PCL	19,541,500	4,650
^	WHA Corp. PCL	39,536,486	4,095
	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	6,862,596	3,264
	Supalai PCL	4,047,981	2,132
	IMPACT Growth REIT	3,662,500	1,999
	Siam Future Development PCL	12,027,860	1,653
^	Quality Houses PCL	23,828,300	1,623
	Bangkok Land PCL	43,814,795	1,477
	Amata Corp. PCL	2,996,400	1,446
	Origin Property PCL	6,230,198	1,322
^	Mbk Pcl	3,451,500	1,308
§	Pruksa Real Estate PCL	3,024,500	1,302
	Pruksa Holding PCL	3,000,200	1,089
	Asian Property Development PCL (Foreign)	5,471,820	1,082
	Hemaraj Leasehold REIT	3,563,800	926
	S Prime Growth Leasehold REIT (Foreign)	2,701,700	876
^,*	U City PCL	17,360,424	814
^	Singha Estate PCL	15,020,000	787
^	LPN Development PCL	3,210,500	503
	Frasers Property Thailand PCL NVDR	1,322,949	454
	Noble Development PCL	1,295,900	453
	Sansiri PCL (Foreign)	23,240,825	439
	Platinum Group PCL	5,187,300	420
^	Ananda Development PCL	8,774,813	412
	SC Asset Corp. PCL NVDR	4,726,737	346

	Univentures PCL	3,593,200	344
	SC Asset Corp. PCL (Foreign)	4,237,400	310
	Property Perfect PCL	23,725,600	305
	Sansiri PCL	9,335,675	304
	S Prime Growth Leasehold REIT	688,000	223
	Frasers Property Thailand PCL (Foreign)	21,501	7
*,§	PACE Development Corp. PCL Warrants Exp. 08/29/2022	11,308,800	7
*	Property Perfect PCL Rights	3,106,237	—
			65,051
Turkey (0.1%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,476,793	3,362
*	Is Gayrimenkul Yatirim Ortakligi AS	2,694,712	782
			4,144
United Arab Emirates (0.7%)
*	Emaar Properties PJSC	19,269,705	13,628
	Aldar Properties PJSC	21,150,658	10,049
*	Emaar Malls PJSC	10,956,248	3,987
*	Emaar Development PJSC	4,704,125	2,613
*	DAMAC Properties Dubai Co. PJSC	9,308,277	2,303
*	Deyaar Development PJSC	7,942,573	587
*	Eshraq Investments PJSC	6,041,280	564
	RAK Properties PJSC	5,356,151	547
			34,278
United Kingdom (7.0%)
	Segro plc	6,496,881	82,278
	Land Securities Group plc	4,090,733	30,811
	UNITE Group plc	2,167,426	26,602
	British Land Co. plc	5,130,649	24,484
	Derwent London plc	580,681	21,847
	Tritax Big Box REIT plc	9,261,756	18,316
	Assura plc	14,540,117	14,992
	LondonMetric Property plc	4,928,502	14,889
	Primary Health Properties plc	7,193,516	14,487
	Grainger plc	3,663,372	13,893
	Big Yellow Group plc	885,710	11,809
	Safestore Holdings plc	1,135,415	11,414
	Great Portland Estates plc	1,395,126	10,758
	Capital & Counties Properties plc	4,653,132	8,517
	Shaftesbury plc	1,210,084	8,135
	Workspace Group plc	701,036	5,650
	Civitas Social Housing plc	3,374,741	4,965
	St. Modwen Properties plc	1,078,637	4,355
	UK Commercial Property REIT Ltd.	4,670,430	4,192
	LXI REIT plc	2,896,751	4,008
^	Hammerson plc	4,180,409	3,494
	BMO Commercial Property Trust Ltd.	4,413,303	3,370
	Empiric Student Property plc	3,293,160	2,783
1	Triple Point Social Housing REIT plc	1,947,651	2,723
	Picton Property Income Ltd.	3,006,545	2,678
	Urban & Civic plc	804,608	2,487
	Helical plc	562,203	2,256
1	Regional REIT Ltd.	2,225,046	1,934
	MAS Real Estate Inc.	2,619,604	1,758
	Redefine International plc	1,449,885	1,714
	Schroder REIT Ltd.	3,143,445	1,408
^	NewRiver REIT plc	1,656,952	1,322

	AEW UK REIT plc			847,148	875
	U & I Group plc			679,014	600
	Capital & Regional plc			254,772	273
^,*,§ Intu Properties plc				5,001,586	116
					366,193
United States (0.1%)
^	Brookfield Property REIT Inc. Class A			303,549	3,524
Total Common Stocks (Cost $6,014,192)					5,158,149
		Coupon
Temporary Cash Investments (3.8%)
Money Market Fund (3.7%)
3,4 Vanguard Market Liquidity Fund		0.194%		1,931,268	193,127

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Cash Management Bill	0.145%	12/15/20	2,900	2,899
5	United States Cash Management Bill	0.210%	9/15/20	720	720
5	United States Cash Management Bill	0.116%	9/29/20	350	350
5	United States Treasury Bill	0.109%	12/31/20	702	701
					4,670
Total Temporary Cash Investments (Cost $197,808)					197,797
Total Investments (102.4%) (Cost $6,212,000)					5,355,946
Other Assets and Liabilities -Net (-2.4%)3					(127,766)
Net Assets (100%)					5,228,180
	Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $176,814,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $103,871,000, representing 2.0% of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Collateral of $193,127,000 was received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $4,670,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
LIBOR—London Interbank Offer Rate.
NVDR —Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index				September 2020	186	30,351	1,926

MSCI Emerging Markets Index				September 2020	351	18,766	1,561
Topix Index				September 2020	104	14,703	(1,239)
							2,248

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of
Canada	10/6/20	JPY	955,483	USD	8,946	88	—
State Street
Bank & Trust
Co.	10/6/20	GBP	2,500	USD	3,104	170	—
State Street
Bank & Trust
Co.	10/6/20	USD	26,173	HKD	202,937	—	(11)
Standard
Chartered
Bank	10/6/20	USD	8,242	EUR	7,280	—	(346)
Bank of
America, N.A.	10/6/20	USD	6,022	GBP	4,767	—	(221)

UBS AG	10/6/20	USD	1,065	JPY	113,612	—	(9)
						258	(587)

EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Global ex-U.S. Real Estate Index Fund

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	(Received	Unrealized	Unrealized
	Termination		Amount	Paid1)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Northview Apartment REIT	9/2/21	BOANA	4,713	1.112	133	—

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA —Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Global ex-U.S. Real Estate Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initi al margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the terminatio n. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made or the termination of the swap, at whic h time realized gain (loss) is recorded.

Global ex-U.S. Real Estate Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

Global ex-U.S. Real Estate Index Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	211,273	4,941,228	5,648	5,158,149
Temporary Cash Investments	193,127	4,670	—	197,797
Total	404,400	4,945,898	5,648	5,355,946
Derivative Financial Instruments
Assets
Futures Contracts[1]	137	—	—	137
Forward Currency Contracts	—	258	—	258
Swap Contracts	—	133	—	133
Total	137	391	—	528
Liabilities
Futures Contracts[1]	621	—	—	621
Forward Currency Contracts	—	587	—	587
Total	621	587	—	1,208
1 Represents variation margin on the last day of the reporting period.

G. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	98,940	NA1	NA1	(46)	(25)	35	—	193,127
Vanguard Real Estate
ETF	11,053	5,221	5,738[2]	(960)	(1,590)	184	—	7,880
Total	109,993			(1,006)	(1,615)	219	—	20,1007

1 Not applicable —purchases and sales are for temporary cash investment purposes.
2 Does not include adjustment related to return of capital.